Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

NOTE 13 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance on fair value measurement establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, such as quoted for similar assets or liabilities; quoted prices in markets that are not active; or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In addition, the guidance requires the Company to disclose the fair value for certain assets and liabilities on both a recurring and non-recurring basis.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2014 and 2013 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2014:
Securities available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$3,599	$—	$3,599	$—

Total securities available for sale	$3,599	$—	$3,599	$—

March 31, 2013:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$5,225	$—	$5,225	$—
Federal National Mortgage Association	5,170	—	5,170	—
Debt securities:
Government-sponsored enterprises	5,004	—	5,004	—

Total securities available for sale	$15,399	$—	$15,399	$—

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2014 are as follow:

Description	Carrying Value	Quoted Prices Markets for Identical Assets	Significant Observable Inputs	(Level 3) Unobservable Inputs
	(In Thousands)
March 31, 2014
Impaired loans	$72	$—	$—	$72

There were no assets measured at fair value on a non-recurring basis at March 31, 2013. There were no liabilities measured at fair value on a recurring or non-recurring basis at March 31, 2014 and 2013.

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized adjusted Level 3 input to determine fair value.

	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
	(Dollars in Thousand)
March 31, 2014
Impaired Loan	$72	Market valuation of underlying collateral (1)	Selling costs (2)	9% (9%)

(1)	Fair value is based on short sale price.
(2)	Includes estimated costs to sell.

The following information should not be interpreted as an estimate of the fair value of the Company since a fair value calculation is only provided for a limited portion of the Company’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of certain of the Company’s assets and liabilities at March 31, 2014 and 2013:

Cash and Cash Equivalents, Interest Receivable, Stock Subscription Deposits and Interest Payable (Carried at Cost)

The carrying amounts reported in the consolidated statements of financial condition for cash and cash equivalents, interest receivable, stock subscription deposits and interest payable approximate their fair values.

Securities

The fair value of all securities, whether classified as available for sale (carried at fair value) or held to maturity (carried at cost), is determined by reference to quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Securities are measured on a recurring basis. The fair values of these securities are obtained from quotes received from an independent broker. The Company’s broker provides it with prices which are categorized as Level 2 since quoted prices in active markets for identical assets are generally not available. As the Company is responsible for the determination of fair value, it performs monthly analyses on the prices received from the pricing service to determine whether the prices are reasonable estimates of fair value. Specifically, the Company compares the prices received from the pricing service to a secondary pricing source. The Company’s internal price verification procedures and review of fair value methodology documentation provided by third-party pricing services has not historically resulted in adjustment in the prices obtained from the pricing service.

Loans Receivable (Carried at Cost)

Fair value is estimated by discounting the future cash flows, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

Impaired Loans (Carried based on Collateral Fair Value or Discounted Cash Flows)

Impaired loans are those accounted for under ASC Topic 310 “Accounting by Creditors for Impairment of a Loan” in which the Company has measured impairment generally based on either the fair value of the loan’s collateral or discounted cash flows. These assets are included as Level 3 assets.

Real Estate Owned

Real estate owned, acquired through foreclosure or deed-in-lieu of foreclosure, is initially recorded at fair value less estimated costs sell and subsequently carried at the lower of such initially recorded amount or current fair value less estimated selling costs. Fair value is estimated through current appraisals by licensed appraiser and as such, foreclosed real estate properties are classified as Level 3.

Federal Home Loan Bank of New York Stock (Carried at Cost)

Fair value approximates cost basis as these instruments are redeemable only with the issuing agency at face value.

Deposits (Carried at Cost)

The fair value of non-interest-bearing demand, Crystal Checking, NOW, Super NOW, Money Market and Savings and Club accounts is the amount payable on demand at the reporting date. For fixed-maturity certificates of deposit, fair value is estimated by discounting future cash flows using the rates currently offered for deposits of similar remaining maturities.

Advances from Federal Home Loan Bank of New York (Carried at Cost)

The fair value is estimated by discounting future cash flows using rates currently offered for liabilities of similar remaining maturities, or when available, quoted market prices.

Commitments to Extend Credit

The fair value of commitments to extend credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

As of March 31, 2014 and 2013, the fair value of the commitments to extend credit was not considered to be material.

The carrying amounts and fair values of financial instruments are as follows:

March 31, 2014	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$192,581	$192,581	$192,581	$—	$—
Securities available for sale	3,599	3,599	—	3,599	—
Securities held to maturity	418,696	421,064	—	421,064	—
Net loans receivable	584,507	584,131	—	—	584,131
Federal Home Loan Bank of New York stock	7,889	7,889	—	7,889	—
Interest receivable	3,281	3,281	—	3,281	—
Financial liabilities:
Deposits	763,912	768,233	—	768,233	—
FHLB advances	142,500	146,655	—	146,655	—
Stock subscription deposits	154,345	154,345	154,345	—	—
Interest payable	267	267	—	267	—

March 31, 2013	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$25,896	$25,896	$25,896	$—	$—
Securities available for sale	15,399	15,399	—	15,399	—
Securities held to maturity	462,728	479,339	—	479,339	—
Net loans receivable	456,812	485,249	—	—	485,249
Federal Home Loan Bank of New York stock	3,897	3,897	—	3,897	—
Interest receivable	3,177	3,177	—	3,177	—
Financial liabilities:
Deposits	763,692	770,479	—	770,479	—
FHLB advances	52,500	59,786	—	59,786	—
Interest payable	175	175	—	175	—